Provisions - Third-Party Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other provisions [abstract]
Non-current provisions	$ 47,670	$ 60,958
Current provisions	145,507	137,625
Environmental rehabilitation
Other provisions [abstract]
Non-current provisions	168	2,562
Current provisions	1,396	1,133
Provision for Litigation | Globe Metallurgical Inc
Other provisions [abstract]
Current provisions	18,000
Provision for Litigation | FerroPem, S.A.S.
Other provisions [abstract]
Current provisions	955	1,143
Provisions for third-party liability
Other provisions [abstract]
Non-current provisions	5,960	$ 8,905
Later than one year and not later than two years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	529
Later than two years and not later than three years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	270
Later than three years and not later than four years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	275
Later than four years and not later than five years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	282
Later than five years and not later than ten years | Provisions for third-party liability | FerroPem, S.A.S.
Other Benefit Plans [Abstract]
Estimated future benefit payments	$ 1,458